Income and mining taxes (Schedule of temporary differences recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liability) asset	$ (127,534)	$ (167,882)	$ (308,577)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(88,368)	(96,841)
Deferred income tax (recovery) expense	(8,473)	13,434
Deferred income tax liability	292,858	259,145
Deferred income tax expense (recovery)	33,713	(79,892)
Pension obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	9,467	11,332
Deferred income tax (recovery) expense	1,294	(1,115)
Other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	25,687	16,837
Deferred income tax (recovery) expense	(8,850)	3,349
Deferred income tax liability	203	(80)
Deferred income tax expense (recovery)	(176)	(320)
Decommissioning and restoration obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	37,902	41,208
Deferred income tax (recovery) expense	3,307	(33,391)
Asset retirement obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	(1,588)	(833)
Deferred income tax expense (recovery)	(756)	85
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	110,374	90,446
Deferred income tax (recovery) expense	(19,928)	(17,976)
Deferred income tax liability	(78,607)	(28,643)
Deferred income tax expense (recovery)	(49,965)	(1,269)
Share issue and debt costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	8,972	6,540
Deferred income tax (recovery) expense	(2,768)	4,361
Embedded derivative (prepayment option) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(13,137)	(694)
Deferred income tax (recovery) expense	12,443	245
Deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(809)	(112)
Deferred income tax (recovery) expense	697	(12,839)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	3,982	1,234
Deferred income tax (recovery) expense	(4,516)	(7,755)
Deferred income tax liability	7,702	3,629
Deferred income tax expense (recovery)	4,073	7,302
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	94,070	69,950
Deferred income tax (recovery) expense	(26,794)	(58,385)
Deferred income tax liability	220,568	233,218
Deferred income tax expense (recovery)	(13,111)	(74,094)
Deferred income tax (liability) asset	(126,498)	(163,268)
et deferred income tax expense (recovery)	$ (39,905)	$ (132,479)